Summary of Significant Accounting Policies - Product Warranty, Advertising, Foreign Currency (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Costs
Warranty period	1 year	1 year
Changes in warranty provisions
Balance beginning of period	$ 509,000	$ 70,000	$ 167,000	$ 105,000
Warranty provision	193,000	1,048,000	70,000	140,000
Usage/Release	(306,000)	(609,000)	(167,000)	(78,000)
Balance end of period	$ 396,000	509,000	70,000	167,000
Advertising Costs
Advertising costs expensed		526,000	515,000	720,000
Foreign Currency
Gains (losses) on foreign currency exchange		$ (12,000)	$ (18,000)	$ 21,000